17 Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories Abstract
Schedule of inventories
	2019 £’000	2018 £’000	2017 £’000
Finished goods	–	–	941
Total inventories	–	–	941